Consolidated Shareholders' Equity - Summary of Options Outstanding and Exercisable (Detail)	Dec. 31, 2017 EUR (€) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding Number of options	104,701
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding Number of options	7,889,020
Exercisable Number of options	5,812,165
Stock Option Plan [member] | From 30.00 to 40.00 Per Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding Number of options	104,701
Outstanding Average residual life (years) | yr	1.24
Outstanding Weighted average exercise price per share	€ 38.08
Exercisable Number of options	104,701
Exercisable Weighted average exercise price per share	€ 38.08
Stock Option Plan [member] | From 40.00 to 50.00 Per Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding Number of options	1,679,020
Outstanding Average residual life (years) | yr	1.16
Outstanding Weighted average exercise price per share	€ 45.09
Exercisable Number of options	1,679,020
Exercisable Weighted average exercise price per share	€ 45.09
Stock Option Plan [member] | From 50.00 to 60.00 Per Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding Number of options	3,496,839
Outstanding Average residual life (years) | yr	2.54
Outstanding Weighted average exercise price per share	€ 54.22
Exercisable Number of options	3,496,839
Exercisable Weighted average exercise price per share	€ 54.22
Stock Option Plan [member] | From 70.00 to 80.00 Per Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding Number of options	1,796,920
Outstanding Average residual life (years) | yr	6.37
Outstanding Weighted average exercise price per share	€ 73.64
Exercisable Number of options	531,605
Exercisable Weighted average exercise price per share	€ 72.19
Stock Option Plan [member] | From 80.00 to 90.00 Per Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding Number of options	811,540
Outstanding Average residual life (years) | yr	8.36
Outstanding Weighted average exercise price per share	€ 89.19